Deposits - Schedule of Deposits (Details) - Deposits [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deposits [Line Items]
Balance – beginning of period	$ 2,263,000	$ 420,000	$ 60,000
Cash deposit	1,222,000	2,207,000	360,000
Merger and acquisition costs expensed	(1,033,000)
Amounts applied to accounts payable	(186,000)	(364,000)
Balance – end of period	$ 2,266,000	$ 2,263,000	$ 420,000